INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rollforward of net balance of deferred income tax
Opening balance	R$ 8,729,929	R$ 8,676,432
Tax loss	50,220	143,868
Negative tax basis of social contribution	34,176	81,662
(Reversal of) provision for judicial liabilities	19,251	16,245
Reversal of operating provisions and other losses	33,898	(53,467)
Exchange rate variation	(2,257,699)	442,296
Derivative gains ("MtM")	(2,202,857)	(110,140)
Amortization of fair value adjustment on business combinations	8,970	22,996
Unrealized profit on inventories	64,164	122,041
Leases	(8,534)	86,306
Goodwill - tax benefit on unamortized goodwill	(276,614)	(276,614)
Property, plant and equipment - deemed cost	99,510	68,783
Accelerated tax depreciation	74,952	80,187
Borrowing cost	(111,435)	10,637
Fair value of biological assets	(272,308)	(225,586)
Deferred taxes on the result of associates abroad		(33,893)
Credits on exclusion of ICMS from the PIS/COFINS tax base	3,906	(154,468)
Other temporary differences	(4,232)	(167,356)
Closing balance	R$ 3,985,297	R$ 8,729,929